Consolidated Statements of Cash Flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Cash receipts from clients	CAD 5,186.3	CAD 4,459.1
Cash paid to suppliers	(2,378.9)	(1,900.8)
Cash paid to employees	(2,485.2)	(2,194.9)
Interest received	3.2	4.7
Interest paid	(28.6)	(30.8)
Finance costs paid	(6.7)	(7.3)
Income taxes paid	(44.7)	(56.8)
Income taxes recovered	18.3	12.5
Cash flows from operating activities	263.7	285.7
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Business acquisitions, net of cash acquired	(79.7)	(1,072.6)
Cash in escrow	(5.4)	(7.7)
Dividend distributions from investments in joint ventures and associates	1.9	0.8
Purchase of investments held for self-insured liabilities	(5.7)	(12.1)
(Increase) decrease in other financial assets	(2.3)	14.2
Proceeds from lease inducements	4.4	3.3
Proceeds on disposition of a subsidiary, net of cash sold	336.6
Income taxes paid on disposition of subsidiary	(124.1)
Purchase of intangible assets	(5.5)	(7.6)
Purchase of property and equipment	(61.3)	(58.3)
Proceeds on disposition of property and equipment	1.4	3.4
Cash flows from (used in) investing activities	60.3	(1,136.6)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Repayment of revolving credit facility	(462.4)	(282.4)
Proceeds from revolving credit facility	259.4	457.4
Repayment of senior secured notes		(125.0)
Proceeds from term loan		450.0
Repayment of other long-term debt	(3.4)
Transaction costs on long-term debt		(9.4)
Payment of finance lease obligations	(12.7)	(14.3)
Repurchase of shares for cancellation	(14.4)	(18.2)
Proceeds from issue of share capital	7.9	608.9
Transaction costs for issue of shares		(25.8)
Payment of dividends to shareholders	(55.5)	(46.1)
Cash flows (used in) from financing activities	(281.1)	995.1
Foreign exchange loss on cash held in foreign currency	(14.3)	(0.6)
Net increase in cash and cash equivalents	28.6	143.6
Cash and cash equivalents, beginning of the year	210.9	67.3
Cash and cash equivalents, end of the year	CAD 239.5	CAD 210.9